Investment Risks	Jan. 28, 2026
THE GABELLI SMALL CAP GROWTH FUND
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Small Cap Growth Fund if:

●	you are a long term investor

●	you seek capital appreciation

●	you believe that the market will favor small capitalization stocks over the long term

The Small Cap Growth Fund’s share price will fluctuate with changes in the market value of the Small Cap Growth Fund’s portfolio securities. An investment in the Small Cap Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Small Cap Growth Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Small Cap Growth Fund.

Investing in the Small Cap Growth Fund involves the following risks:

THE GABELLI SMALL CAP GROWTH FUND | Market Disruption Inflation And Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Market Disruption, Inflation and Interest Rate Risk. General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy, and thus the Fund. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments, the value of the Fund and the Fund’s rate of return. There is a risk that heightened interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.

THE GABELLI SMALL CAP GROWTH FUND | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the securities held by the Small Cap Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

THE GABELLI SMALL CAP GROWTH FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

THE GABELLI SMALL CAP GROWTH FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Small Cap Growth Fund holds, then the value of the Small Cap Growth Fund’s shares may decline.

THE GABELLI SMALL CAP GROWTH FUND | Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small Capitalization Company Risk. Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for the portfolio manager to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.

THE GABELLI SMALL CAP GROWTH FUND | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk. The Small Cap Growth Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Small Cap Growth Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Small Cap Growth Fund’s relative performance may suffer.

THE GABELLI SMALL CAP GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell Small Cap Growth Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Small Cap Growth Fund.
THE GABELLI SMALL CAP GROWTH FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Small Cap Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE GABELLI EQUITY INCOME FUND
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Equity Income Fund if:

●	you are a long term investor

●	you are seeking income as well as capital appreciation

The Equity Income Fund’s share price will fluctuate with changes in the market value of the Equity Income Fund’s portfolio securities. An investment in the Equity Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Equity Income Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Equity Income Fund.

Investing in the Equity Income Fund involves the following risks:

THE GABELLI EQUITY INCOME FUND | Market Disruption Inflation And Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Disruption, Inflation and Interest Rate Risk. General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy, and thus the Fund. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments, the value of the

Fund and the Fund’s rate of return. There is a risk that heightened interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.

THE GABELLI EQUITY INCOME FUND | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the securities held by the Equity Income Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Dividends on common equity securities are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities.

THE GABELLI EQUITY INCOME FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

THE GABELLI EQUITY INCOME FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Equity Income Fund holds, then the value of the Equity Income Fund’s shares may decline.

THE GABELLI EQUITY INCOME FUND | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk. The Equity Income Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Equity Income Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Equity Income Fund’s relative performance may suffer.

THE GABELLI EQUITY INCOME FUND | Small And Mid Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid Capitalization Companies Risk. Investing in securities of small and mid-capitalization companies may involve greater risks than investing in larger, more established issuers. Small and mid-capitalization companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, lower revenues, limited product lines, greater dependence on a few customers, or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a small or medium company may affect its market price. The Equity Income Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public.

THE GABELLI EQUITY INCOME FUND | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large capitalization companies. Large capitalization companies generally experience slower rates of growth in earnings per share than do mid and small capitalization companies.

There is no guarantee that the issuers of the common equity securities will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. The Equity Income Fund’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance. The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Equity Income Fund’s investments in these securities will necessarily reduce the volatility of the Equity Income Fund’s net asset value (“NAV”) or provide “protection,” compared to other types of equity securities, when markets perform poorly.

THE GABELLI EQUITY INCOME FUND | Interest Rate Risk And Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk and Credit Risk. Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is possible that the issuer of a security will not be able to make dividend, interest and principal payments when due.

THE GABELLI EQUITY INCOME FUND | Low Credit Quality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Low Credit Quality Risk. Lower rated securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated securities, which could make it harder to sell them at an acceptable price. Lower rated securities are commonly referred to as “junk” or “high yield” securities.

THE GABELLI EQUITY INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell Equity Income Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Equity Income Fund.
THE GABELLI EQUITY INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Equity Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE GABELLI FOCUSED GROWTH AND INCOME FUND
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Focused Growth and Income Fund if:

●	you are a long term investor

●	you seek capital appreciation

The Focused Growth and Income Fund’s share price will fluctuate with changes in the market value of the Focused Growth and Income Fund’s portfolio securities. An investment in the Focused Growth and Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Focused Growth and Income Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Focused Growth and Income Fund.

Investing in the Focused Growth and Income Fund involves the following risks:

THE GABELLI FOCUSED GROWTH AND INCOME FUND | Market Disruption Inflation And Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Disruption, Inflation and Interest Rate Risk. General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy, and thus the Fund. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments, the value of the Fund and the Fund’s rate of return. There is a risk that heightened interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.

THE GABELLI FOCUSED GROWTH AND INCOME FUND | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the securities held by the Focused Growth and Income Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Dividends on common equity securities are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. There is no guarantee that the issuers of the common equity securities will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. The Focused Growth and Income Fund’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance even if such securities are selected primarily for their perceived ability to provide a high level of capital appreciation. The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Focused Growth and Income Fund’s investments in these securities will necessarily reduce the volatility of the Focused Growth and Income Fund’s net asset value (“NAV”) or provide “protection,” compared to other types of equity securities, when markets perform poorly.

THE GABELLI FOCUSED GROWTH AND INCOME FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

THE GABELLI FOCUSED GROWTH AND INCOME FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Focused Growth and Income Fund holds, then the value of the Focused Growth and Income Fund’s shares may decline.

THE GABELLI FOCUSED GROWTH AND INCOME FUND | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk. The Focused Growth and Income Fund may invest in value stocks and they involve the risk that they may not reach what the portfolio manager believes are their full market values. From time to time value investing falls out of favor with investors. During those periods, the Focused Growth and Income Fund’s relative performance may suffer.

THE GABELLI FOCUSED GROWTH AND INCOME FUND | Small And Mid Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid Capitalization Companies Risk. Investing in securities of small and mid-capitalization companies may involve greater risks than investing in larger, more established issuers. Small and mid-capitalization companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, lower revenues, limited product lines, greater dependence on a few customers, or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a small or medium company may affect its market price. The Focused Growth and Income Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public.

THE GABELLI FOCUSED GROWTH AND INCOME FUND | Interest Rate Risk And Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk and Credit Risk. Investments in securities with an income component involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is possible that the issuer of a security will not be able to make dividend, interest and principal payments when due.

THE GABELLI FOCUSED GROWTH AND INCOME FUND | Low Credit Quality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Low Credit Quality Risk. Lower rated securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated securities, which could make it harder to sell them at an acceptable price. Lower rated securities are commonly referred to as “junk” or “high yield” securities.

THE GABELLI FOCUSED GROWTH AND INCOME FUND | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. As a non-diversified mutual fund, more of the Focused Growth and Income Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

THE GABELLI FOCUSED GROWTH AND INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell Focused Growth and Income Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Focused Growth and Income Fund.
THE GABELLI FOCUSED GROWTH AND INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Focused Growth and Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE GABELLI FOCUSED GROWTH AND INCOME FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified mutual fund, more of the Focused Growth and Income Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
The Gabelli Global Financial Services Fund
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Global Financial Services Fund if:

●	you are a long term investor

●	you seek capital appreciation

●	you believe that the market will favor financial services companies over the long term

The Global Financial Services Fund’s share price will fluctuate with changes in the market value of the Global Financial Services Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. The Global Financial Services Fund is also subject to the risk that the Adviser’s judgments about above average growth potential of a particular company is incorrect and that the perceived value of such company’s stock is not realized by the market, or that the price of the Global Financial Services Fund’s portfolio securities will decline. An investment in the Global Financial Services Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Global Financial Services Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Global Financial Services Fund.

Investing in the Global Financial Services Fund involves the following risks:

The Gabelli Global Financial Services Fund | Market Disruption Inflation And Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Disruption, Inflation and Interest Rate Risk. General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy, and thus the Fund. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments, the value of the Fund and the Fund’s rate of return. There is a risk that heightened interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.

The Gabelli Global Financial Services Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the securities held by the Global Financial Services Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

The Gabelli Global Financial Services Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

The Gabelli Global Financial Services Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Global Financial Services Fund holds, then the value of the Global Financial Services Fund’s shares may decline.

The Gabelli Global Financial Services Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk. The Global Financial Services Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Global Financial Services Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Global Financial Services Fund’s relative performance may suffer.

The Gabelli Global Financial Services Fund | Small And Mid Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid Capitalization Companies Risk. Investing in securities of small and mid-capitalization companies may involve greater risks than investing in larger, more established issuers. Small and mid-capitalization companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers, or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a small or medium company may affect its market price. The Global Financial Services Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public.

The Gabelli Global Financial Services Fund | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large capitalization companies. Large capitalization companies generally experience slower rates of growth in earnings per share than do mid and small capitalization companies.

The Gabelli Global Financial Services Fund | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Non-Diversification Risk. As a non-diversified mutual fund, more of the Global Financial Services Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Financial Services Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

The Gabelli Global Financial Services Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Global Financial Services Fund concentrates its assets (i.e., invests 25% or more of its net assets) in securities of companies in the financial services sector, and, as a result, the Global Financial Services Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified. Accordingly, the Global Financial Services Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

The Gabelli Global Financial Services Fund | Financial Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financial Services Risk. The Global Financial Services Fund concentrates its investments in securities issued by financial services companies. Financial services companies can be significantly affected by changing economic conditions, demand for consumer loans, refinancing activity and intense competition. Profitability can be largely dependent on the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate significantly when interest rates change. Profitability can in particular be adversely impacted during periods of rising interest rates. Financial difficulties of borrowers can negatively affect financial services companies. Financial services companies are subject to extensive government regulation, which can change frequently and may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, or may affect them in other ways that are unforeseeable. In the recent past, financial services companies in general experienced considerable financial distress, which led to the implementation of government programs designed to ease that distress. There have been recent bank closings and failures that have given rise to significant liquidity concerns in the broader financial services industry and market volatility. Liquidity problems in the financial services industry could have an adverse effect on the Fund’s investment returns.

The Gabelli Global Financial Services Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Foreign securities risks are more pronounced in emerging markets. Investments in emerging markets may experience sharp price swings, as there may be less government supervision and regulation of business in such markets, and may entail risks relating to political and economic instability and expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, lack of hedging instruments, and restrictions on repatriation of capital invested. Securities markets in emerging markets may be less liquid and developed than those in the United States, potentially making prices erratic. Economic or political crises may detrimentally affect investments in emerging markets. Emerging market countries may experience substantial rates of inflation or deflation. The economies of developing countries tend to be dependent upon international trade. There may be little financial information available about emerging market issuers, and it may be difficult to obtain or enforce a judgment against them. Other risks include a high concentration of investors, financial intermediaries, and market capitalization and trading volume in a small number of issuers and industries; vulnerability to changes in commodity prices due to overdependence on exports, including gold and natural resources, overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable securities custodial services and settlement practices. For all of these reasons, investments in emerging markets may be considered speculative.

The Gabelli Global Financial Services Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The Global Financial Services Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. In addition, the Global Financial Services Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

The Gabelli Global Financial Services Fund | Depositary Receipts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts. The Global Financial Services Fund may invest in non-U.S. equity securities through depositary receipts, including ADRs, EDRs, GDRs and other similar global instruments. While ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign (non-U.S.) securities may also apply to ADRs, EDRs and GDRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

The Gabelli Global Financial Services Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

The Gabelli Global Financial Services Fund | Significant Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Significant Shareholder Risk. The Adviser and its affiliates beneficially own a significant percentage of the Global Financial Services Fund’s shares. The Fund is subject to the risk that a redemption by the Adviser and its affiliates of all or a portion of their Fund shares, or purchases of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions made by the Adviser, will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash at disadvantageous prices or at inopportune times.

The Gabelli Global Financial Services Fund | Fixed Income Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risks. Because the Global Financial Services Fund may invest in fixed income securities, it is subject to the following risks:

●	Interest Rate Risk — When interest rates decline, the value of fixed income securities generally rises; and when interest rates rise, the value of such securities generally declines.

●	Issuer Risk — Issuer risk is the risk that the value of a fixed income security may decline for a number of reasons which directly relate to the issuer.

●	Credit Risk — Credit risk is the risk that one or more fixed income securities in the Global Financial Services Fund’s portfolio will decline in price or fail to pay interest/ distributions or principal when due because the issuer of the security experiences a decline in its financial status.

●	Prepayment Risk — Prepayment risk is the risk that during periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled, which could force the Global Financial Services Fund to reinvest in lower yielding securities.

●	Reinvestment Risk — Reinvestment risk is the risk that income from the Global Financial Services Fund’s portfolio will decline if the Global Financial Services Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Global Financial Services Fund portfolio’s current earnings rate.

●	Duration and Maturity Risk — In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

The Gabelli Global Financial Services Fund | Corporate Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Corporate Bonds Risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds.

The Gabelli Global Financial Services Fund | Noninvestment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Investment Grade Securities Risk. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default.

The Gabelli Global Financial Services Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell Global Financial Services Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Global Financial Services Fund.
The Gabelli Global Financial Services Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Global Financial Services Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Gabelli Global Financial Services Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified mutual fund, more of the Global Financial Services Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Financial Services Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.